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                                                            1933 Act Rule 497(j)
                                                    1933 Act File No. 033-47287
                                                    1940 Act File No. 811-06637

                                November 3, 2008

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

                  Re:      The UBS Funds
                           File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of Prospectuses and Statements of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 61/62 to the Registration  Statement of The UBS Funds, which was filed with the Securities and Exchange Commission electronically on October 28, 2008.

     Please direct questions or comments relating to this certification to me at the above telephone number.

                                          Very truly yours,

                                          /s/ Amy C. Fitzsimmons
                                          Amy C. Fitzsimmons